Distribution Date:	04/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-17	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	69,989,423.28	56,214,766.68	206,346.32	0.00	0.00	56,421,113.00	13,774,656.60	43.55%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	29,995,467.12	24,092,042.86	88,434.14	0.00	0.00	24,180,477.00	5,903,424.26	43.55%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	355,389,000.00	0.00	1,125,753.89	0.00	0.00	1,125,753.89	355,389,000.00	43.55%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	1,826,541.53	1,826,541.53	5,332.89	0.00	0.00	1,831,874.42	0.00	0.00%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00	31.74%	23.00%
B	46642NBJ4	4.709684%	58,816,000.00	58,816,000.00	0.00	230,837.33	0.00	0.00	230,837.33	58,816,000.00	22.89%	17.75%
C	46642NBK1	4.709684%	47,614,000.00	47,614,000.00	0.00	186,872.43	0.00	0.00	186,872.43	47,614,000.00	15.73%	13.50%
D	46642NAJ5	4.709684%	61,617,000.00	61,617,000.00	0.00	241,830.52	0.00	0.00	241,830.52	61,617,000.00	6.45%	8.00%
E*	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	4,259.64	0.00	0.00	4,259.64	28,008,000.00	2.24%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	12,604,000.00	0.00	0.00	0.00	0.00	0.00	12,604,000.00	0.34%	4.37%
G	46642NAQ9	3.219000%	14,003,000.00	2,258,426.30	0.00	0.00	0.00	3,017.56	0.00	2,255,408.74	0.00%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	61,218.22	0.00	0.00	61,218.22	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	761,638,858.23	82,133,351.07	2,419,448.05	0.00	3,017.56	84,552,799.12	679,502,489.60

X-A	46642NBF2	0.913510%	862,642,000.00	535,622,431.93	0.00	407,747.25	0.00	0.00	407,747.25	453,489,080.86
X-C	46642NAC0	1.490684%	28,008,000.00	28,008,000.00	0.00	34,792.57	0.00	0.00	34,792.57	28,008,000.00
X-D	46642NAE6	1.490684%	26,607,000.00	14,862,426.30	0.00	18,462.66	0.00	0.00	18,462.66	14,859,408.74

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46642NAG1	4.709684%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			952,267,270.00	578,492,858.23	0.00	461,002.48	0.00	0.00	461,002.48	496,356,489.60

Deal Distribution Total					82,133,351.07	2,880,450.53	0.00	3,017.56	85,013,801.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	399.93956160	321.22723817	1.17912183	0.00000000	0.00000000	0.00000000	0.00000000	322.40636000	78.71232343
A-3A2	46642NAA4	399.93956160	321.22723813	1.17912187	0.00000000	0.00000000	0.00000000	0.00000000	322.40636000	78.71232347
A-4	46642NBD7	1,000.00000000	0.00000000	3.16766667	0.00000000	0.00000000	0.00000000	0.00000000	3.16766667	1,000.00000000
A-SB	46642NBE5	17.81070793	17.81070793	0.05200131	0.00000000	0.00000000	0.00000000	0.00000000	17.86270923	0.00000000
A-S	46642NBH8	1,000.00000000	0.00000000	3.42458328	0.00000000	0.00000000	0.00000000	0.00000000	3.42458328	1,000.00000000
B	46642NBJ4	1,000.00000000	0.00000000	3.92473698	0.00000000	0.00000000	0.00000000	0.00000000	3.92473698	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.92473705	0.00000000	0.00000000	0.00000000	0.00000000	3.92473705	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	3.92473700	0.00000000	0.00000000	0.00000000	0.00000000	3.92473700	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	0.15208655	2.53041345	16.52840546	0.00000000	0.00000000	0.15208655	1,000.00000000
F	46642NAN6	1,000.00000000	0.00000000	0.00000000	2.68250000	47.25802999	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642NAQ9	161.28160394	0.00000000	0.00000000	0.43263801	102.24708420	0.00000000	0.21549382	0.00000000	161.06611012
NR	46642NAS5	0.00000000	0.00000000	0.00000000	0.00000000	101.16996299	0.00000000	0.00000000	0.00000000	0.00000000
UHP	46642NAU0	1,000.00000000	0.00000000	4.05445526	0.00000000	0.00235976	0.00000000	0.00000000	4.05445526	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	620.90929022	0.00000000	0.47267262	0.00000000	0.00000000	0.00000000	0.00000000	0.47267262	525.69789189
X-C	46642NAC0	1,000.00000000	0.00000000	1.24223686	0.00000000	0.00000000	0.00000000	0.00000000	1.24223686	1,000.00000000
X-D	46642NAE6	558.59083324	0.00000000	0.69390236	0.00000000	0.00000000	0.00000000	0.00000000	0.69390236	558.47742098
X-E	46642NAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	03/01/24 - 03/30/24	30	0.00	206,346.32	0.00	206,346.32	0.00	0.00	0.00	206,346.32	0.00
A-3A2	03/01/24 - 03/30/24	30	0.00	88,434.14	0.00	88,434.14	0.00	0.00	0.00	88,434.14	0.00
A-4	03/01/24 - 03/30/24	30	0.00	1,125,753.89	0.00	1,125,753.89	0.00	0.00	0.00	1,125,753.89	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	5,332.89	0.00	5,332.89	0.00	0.00	0.00	5,332.89	0.00
X-A	03/01/24 - 03/30/24	30	0.00	407,747.25	0.00	407,747.25	0.00	0.00	0.00	407,747.25	0.00
X-C	03/01/24 - 03/30/24	30	0.00	34,792.57	0.00	34,792.57	0.00	0.00	0.00	34,792.57	0.00
X-D	03/01/24 - 03/30/24	30	0.00	18,462.66	0.00	18,462.66	0.00	0.00	0.00	18,462.66	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	03/01/24 - 03/30/24	30	0.00	268,562.67	0.00	268,562.67	0.00	0.00	0.00	268,562.67	0.00
B	03/01/24 - 03/30/24	30	0.00	230,837.33	0.00	230,837.33	0.00	0.00	0.00	230,837.33	0.00
C	03/01/24 - 03/30/24	30	0.00	186,872.43	0.00	186,872.43	0.00	0.00	0.00	186,872.43	0.00
D	03/01/24 - 03/30/24	30	0.00	241,830.52	0.00	241,830.52	0.00	0.00	0.00	241,830.52	0.00
E	03/01/24 - 03/30/24	30	392,055.76	75,131.46	0.00	75,131.46	70,871.82	0.00	0.00	4,259.64	462,927.58
F	03/01/24 - 03/30/24	30	561,829.98	33,810.23	0.00	33,810.23	33,810.23	0.00	0.00	0.00	595,640.21
G	03/01/24 - 03/30/24	30	1,425,707.69	6,058.23	0.00	6,058.23	6,058.23	0.00	0.00	0.00	1,431,765.92
NR	N/A	N/A	3,541,987.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,541,987.72
UHP	03/01/24 - 03/31/24	31	35.63	61,218.22	0.00	61,218.22	0.00	0.00	0.00	61,218.22	35.63
Totals			5,921,616.78	2,991,190.81	0.00	2,991,190.81	110,740.28	0.00	0.00	2,880,450.53	6,032,357.06

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.709684%	58,816,000.00	58,816,000.00	0.00	230,837.33	0.00	0.00	230,837.33	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.709684%	47,614,000.00	47,614,000.00	0.00	186,872.43	0.00	0.00	186,872.43	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	184,852,000.00	0.00	686,272.43	0.00	0.00	686,272.43	184,852,000.00

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	85,013,801.60
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	3
	Aggregate Unpaid Principal Balance	48,623,943.09
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,002,559.97	Master Servicing Fee	7,040.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,413.42
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.93
ARD Interest	0.00	Senior Trust Advisor Fee	1,377.30
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,002,559.97	Total Fees	11,369.17

Principal		Expenses/Reimbursements
Scheduled Principal	43,680,027.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	96,842.24
Principal Prepayments	38,456,340.85	Special Servicing Fees (Monthly)	13,898.04
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(3,017.56)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	82,133,351.07	Total Expenses/Reimbursements	110,740.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,880,450.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	82,133,351.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	85,013,801.60
Total Funds Collected	85,135,911.04	Total Funds Distributed	85,135,911.05

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	746,539,858.23	746,539,858.23	Beginning Certificate Balance	761,638,858.23
(-) Scheduled Principal Collections	43,680,027.78	43,680,027.78	(-) Principal Distributions	82,133,351.07
(-) Unscheduled Principal Collections	38,456,340.85	38,456,340.85	(-) Realized Losses	3,017.56
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	3,017.56
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	3,017.56	3,017.56	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	664,403,489.60	664,403,489.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	747,174,078.63	747,174,078.63	Ending Certificate Balance	679,502,489.60
Ending Actual Collateral Balance	665,094,146.82	665,094,146.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP
	9,999,999 or less	17	79,241,895.68	11.93%	3	4.7241	1.785158	1.35 or less	12	199,727,396.02	30.06%	3	4.6588	0.716411
10,000,000 to 19,999,999		8	104,148,827.84	15.68%	17	4.5175	1.165399	1.36 to 1.45	3	16,721,063.85	2.52%	2	4.6124	1.432744
20,000,000 to 24,999,999		1	22,120,826.95	3.33%	4	5.0315	0.849500	1.46 to 1.55	3	71,498,721.26	10.76%	4	4.4040	1.541676
25,000,000 to 49,999,999		3	96,579,820.34	14.54%	4	4.4620	1.157573	1.56 to 1.65	2	10,100,006.77	1.52%	3	4.5191	1.576179
	50,000,000 or greater	3	223,980,113.03	33.71%	3	4.4939	1.848019	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	664,403,489.60	100.00%	5	4.5718	1.533093	1.81 to 2.00	3	98,116,282.96	14.77%	3	4.4820	1.979993
								2.01 or greater	9	129,908,012.98	19.55%	14	4.5089	2.462379
								Totals	48	664,403,489.60	100.00%	5	4.5718	1.533093
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	138,332,005.76	20.82%	3	4.6545	NAP
							Defeased	38	138,332,005.76	20.82%	3	4.6545	NAP
Arizona	1	11,104,880.28	1.67%	3	4.5720	1.204600
							Lodging	4	79,670,935.16	11.99%	3	4.6576	1.022867
California	7	109,739,963.45	16.52%	3	4.6343	1.196455
							Mixed Use	5	96,111,802.77	14.47%	4	4.5993	1.277425
Florida	2	49,379,616.40	7.43%	4	4.4120	1.513530
							Mobile Home Park	1	3,396,258.33	0.51%	3	4.6400	2.070600
Hawaii	1	8,485,084.20	1.28%	4	4.5600	1.881000
							Multi-Family	1	2,474,608.36	0.37%	3	4.9000	2.102500
Illinois	4	11,992,620.01	1.81%	6	4.6644	1.661495
							Office	12	277,611,211.11	41.78%	3	4.4647	1.684949
Maine	1	256,552.20	0.04%	124	4.7200	2.158200
							Retail	9	46,966,986.95	7.07%	3	4.6580	1.570648
Massachusetts	2	13,696,437.47	2.06%	6	4.5556	(2.187309)
							Self Storage	12	19,839,681.16	2.99%	77	4.7586	2.485460
Michigan	4	31,418,698.61	4.73%	4	5.0132	1.220718
							Totals	82	664,403,489.60	100.00%	5	4.5718	1.533093
New Jersey	2	92,191,325.83	13.88%	3	4.3977	2.526973

New York	4	96,117,982.33	14.47%	16	4.5007	1.996129

Ohio	1	279,000.67	0.04%	124	4.7200	2.158200

Oklahoma	1	2,865,258.38	0.43%	3	4.6500	1.409100

Pennsylvania	1	184,396.83	0.03%	124	4.7200	2.158200

South Carolina	1	1,972,806.81	0.30%	3	4.7750	3.813000

Tennessee	5	21,084,455.98	3.17%	5	4.4719	1.207210

Texas	3	35,343,736.19	5.32%	5	4.6605	0.447057

Vermont	1	208,448.72	0.03%	124	4.7200	2.158200

Washington, DC	1	25,952,124.06	3.91%	4	4.3715	1.554500

Wisconsin	2	13,798,095.41	2.08%	4	4.6582	1.714741

Totals	82	664,403,489.60	100.00%	5	4.5718	1.533093

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP
	4.40000% or less	3	80,724,545.43	12.15%	4	4.3729	1.792161	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	11	255,717,460.19	38.49%	3	4.4679	1.707880	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	11	143,054,071.38	21.53%	14	4.6492	1.124448	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	18,228,692.72	2.74%	3	4.9254	2.174741	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	28,346,714.12	4.27%	4	5.0526	0.897385	49 months or greater	32	526,071,483.84	79.18%	6	4.5500	1.534665
	Totals	48	664,403,489.60	100.00%	5	4.5718	1.533093	Totals	48	664,403,489.60	100.00%	5	4.5718	1.533093
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP
	60 months or less	31	514,023,145.94	77.37%	3	4.5460	1.520050	Interest Only	4	113,825,057.74	17.13%	3	4.4579	1.659601
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	32,772,791.79	4.93%	4	4.9915	0.921980
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	23	367,425,296.41	55.30%	3	4.5336	1.530164
	Totals	47	652,355,151.70	98.19%	3	4.5690	1.521548	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	652,355,151.70	98.19%	3	4.5690	1.521548
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	138,332,005.76	20.82%	3	4.6545	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	523,206,225.46	78.75%	6	4.5495	1.535353	121 months or greater	1	12,048,337.90	1.81%	124	4.7200	2.158200
	13 to 24 months	1	2,865,258.38	0.43%	3	4.6500	1.409100	Totals	1	12,048,337.90	1.81%	124	4.7200	2.158200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	664,403,489.60	100.00%	5	4.5718	1.533093
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	318,016.91	135,649.95	0.00	N/A	07/06/24	--	82,879,254.96	82,743,605.01	04/06/24
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	288,818.86	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	04/01/24
4	302360004	LO	Sunnyvale	CA	Actual/360	4.640%	260,849.01	103,282.60	0.00	N/A	07/01/24	--	65,284,790.62	65,181,508.02	04/01/24
5	883100268	Various Various		Various	Actual/360	4.705%	167,816.79	144,325.89	0.00	N/A	08/06/24	05/06/24	41,420,619.94	41,276,294.05	04/06/24
6	302360006	MU	Miami	FL	Actual/360	4.388%	146,213.03	63,796.55	0.00	N/A	08/01/24	--	38,699,892.09	38,636,095.54	04/01/24
7	302360007	OF	Houston	TX	Actual/360	4.625%	127,627.58	50,917.76	0.00	N/A	08/01/24	--	32,042,518.50	31,991,600.74	04/01/23
8	302360008	OF	Washington	DC	Actual/360	4.372%	97,878.58	49,349.68	0.00	N/A	08/01/24	--	26,001,473.74	25,952,124.06	04/01/24
9	302360009	OF	Nashville	TN	Actual/360	4.433%	62,506.12	30,549.32	0.00	N/A	07/01/24	--	16,376,254.55	16,345,705.23	04/01/24
10	302360010	MU	Livonia	MI	Actual/360	5.032%	96,137.37	68,062.17	0.00	N/A	08/01/24	--	22,188,889.12	22,120,826.95	04/01/24
11	302360011	SS	Various	Various	Actual/360	4.720%	49,632.09	162,948.06	0.00	N/A	08/01/34	--	12,211,285.96	12,048,337.90	04/01/24
12	302360012	RT	Various	Various	Actual/360	4.558%	99,419.50	25,330,000.00	0.00	N/A	07/01/24	--	25,330,000.00	0.00	04/01/24
13	302360013	MF	Houston	TX	Actual/360	4.400%	66,399.81	35,755.42	0.00	N/A	07/01/24	--	17,524,877.09	17,489,121.67	04/01/24
16	883100276	RT	Various	NY	Actual/360	4.605%	62,054.05	15,648,810.65	0.00	N/A	07/06/24	04/06/24	15,648,810.65	0.00	04/06/24
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	60,406.61	27,179.22	0.00	N/A	06/01/24	--	16,163,505.05	16,136,325.83	04/01/24
21	302360021	OF	Wollaston	MA	Actual/360	4.553%	53,013.09	0.00	0.00	N/A	08/01/24	--	13,520,057.74	13,520,057.74	05/01/23
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	53,442.17	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	04/06/24
23	695100320	MU	Tucson	AZ	Actual/360	4.572%	43,820.98	25,671.26	0.00	N/A	07/06/24	--	11,130,551.54	11,104,880.28	04/06/24
24	302360024	MH	Palm Desert	CA	Actual/360	4.548%	44,472.41	11,354,376.38	0.00	N/A	04/01/24	--	11,354,376.38	0.00	04/01/24
25	883100275	RT	Orlando	FL	Actual/360	4.500%	41,709.06	20,106.55	0.00	N/A	07/06/24	--	10,763,627.41	10,743,520.86	04/06/24
29	883100254	MU	San Francisco	CA	Actual/360	4.555%	41,675.09	0.00	0.00	N/A	07/06/24	--	10,625,000.00	10,625,000.00	04/06/24
30	695100310	SS	Fayetteville	GA	Actual/360	4.553%	33,159.61	18,844.00	0.00	N/A	07/06/24	--	8,457,705.85	8,438,861.85	04/06/24
32	883100269	OF	Syracuse	NY	Actual/360	4.675%	33,130.98	8,229,880.63	0.00	N/A	08/06/24	04/06/24	8,229,880.63	0.00	04/06/24
33	883100267	LO	Goodlettsville	TN	Actual/360	4.600%	17,766.86	59,244.56	0.00	N/A	08/06/24	--	4,485,322.23	4,426,077.67	04/06/24
34	695100321	OF	Chandler	AZ	Actual/360	4.569%	36,292.52	14,786.82	0.00	N/A	07/06/24	--	9,224,372.49	9,209,585.67	04/06/24
35	302360035	OF	El Segundo	CA	Actual/360	4.700%	33,262.18	8,218,520.83	0.00	N/A	07/01/24	--	8,218,520.83	0.00	04/01/24
37	695100331	RT	Wailuku	HI	Actual/360	4.560%	33,371.39	13,572.22	0.00	N/A	08/06/24	--	8,498,656.42	8,485,084.20	04/06/24
38	302360038	MH	Medley	FL	Actual/360	4.700%	29,935.96	16,741.44	0.00	N/A	05/01/24	--	7,396,668.98	7,379,927.54	04/01/24
39	695100323	OF	Encino	CA	Actual/360	4.575%	32,418.33	13,176.37	0.00	N/A	07/06/24	--	8,228,873.17	8,215,696.80	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
40	695100318	OF	Los Angeles	CA	Actual/360	4.448%	30,859.09	13,205.93	0.00	N/A	07/06/24	--	8,056,735.13	8,043,529.20	04/06/24
41	302360041	MH	West Palm Beach	FL	Actual/360	4.480%	28,577.53	13,884.27	0.00	N/A	05/01/24	--	7,407,770.23	7,393,885.96	04/01/24
42	302360042	LO	Franklin	WI	Actual/360	4.699%	27,929.96	15,628.04	0.00	N/A	07/01/24	--	6,903,221.79	6,887,593.75	04/01/24
43	695100329	OF	Various	MI	Actual/360	4.995%	29,411.86	14,716.59	0.00	N/A	08/06/24	--	6,837,979.89	6,823,263.30	04/06/24
44	695100327	RT	West Bend	WI	Actual/360	4.618%	27,534.31	13,563.34	0.00	08/06/24	08/06/29	--	6,924,065.00	6,910,501.66	04/06/24
46	695100338	SS	South Gate	CA	Actual/360	4.833%	24,268.82	12,860.84	0.00	N/A	08/06/24	--	5,831,397.29	5,818,536.45	04/06/24
47	695100322	OF	City of Industry	CA	Actual/360	4.730%	21,779.58	12,049.18	0.00	N/A	07/06/24	--	5,347,234.12	5,335,184.94	04/06/24
48	695100319	MF	Columbus	OH	Actual/360	4.664%	19,830.73	4,937,656.94	0.00	N/A	07/06/24	--	4,937,656.94	0.00	04/06/24
49	695100328	RT	Bolingbrook	IL	Actual/360	4.618%	20,650.73	10,172.51	0.00	08/06/24	08/06/29	--	5,193,048.51	5,182,876.00	04/06/24
50	695100311	SS	Newnan	GA	Actual/360	4.553%	18,855.46	10,715.22	0.00	N/A	07/06/24	--	4,809,283.75	4,798,568.53	04/06/24
52	883100280	MU	Ithaca	NY	Actual/360	4.875%	20,658.08	9,242.18	0.00	N/A	08/06/24	05/06/24	4,921,032.64	4,911,790.46	04/06/24
53	695100315	MH	Augusta	GA	Actual/360	4.893%	19,163.90	10,002.67	0.00	N/A	07/06/24	--	4,548,305.09	4,538,302.42	04/06/24
54	302360054	RT	Ambler	PA	Actual/360	4.330%	16,977.69	9,393.61	0.00	N/A	05/01/24	--	4,553,353.83	4,543,960.22	04/01/24
55	695100332	RT	Ottawa	IL	Actual/360	4.655%	18,317.72	8,897.93	0.00	N/A	08/06/24	--	4,569,750.15	4,560,852.22	04/06/24
57	883100237	RT	New York	NY	Actual/360	4.827%	19,535.94	0.00	0.00	N/A	06/06/24	--	4,700,000.00	4,700,000.00	04/06/24
58	883100271	LO	South Bend	IN	Actual/360	5.075%	15,003.40	11,500.16	0.00	N/A	08/06/24	05/06/24	3,433,162.70	3,421,662.54	04/06/24
59	695100312	MF	Various	MI	Actual/360	4.953%	15,195.30	7,764.67	0.00	N/A	07/06/24	--	3,562,720.64	3,554,955.97	04/06/24
60	695100308	LO	Fort Worth	TX	Actual/360	5.010%	13,747.46	10,829.80	0.00	N/A	07/06/24	--	3,186,585.52	3,175,755.72	04/06/24
61	302360061	MH	Redding	CA	Actual/360	4.640%	13,601.00	7,773.06	0.00	N/A	07/01/24	--	3,404,031.39	3,396,258.33	04/01/24
62	883100252	RT	Atwater	CA	Actual/360	5.250%	13,834.95	10,134.96	0.00	N/A	07/06/24	--	3,060,266.41	3,050,131.45	04/06/24
63	695100307	MF	Nashville	TN	Actual/360	5.197%	14,010.85	6,573.86	0.00	N/A	07/06/24	--	3,130,781.00	3,124,207.14	04/06/24
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	13,334.29	5,916.55	0.00	N/A	04/06/24	--	3,118,201.16	3,112,284.61	03/06/24
68	883100257	RT	Yukon	OK	Actual/360	4.650%	11,499.19	6,548.10	0.00	N/A	07/06/24	--	2,871,806.48	2,865,258.38	04/06/24
69	302360069	MH	Las Vegas	NV	Actual/360	4.650%	9,881.35	2,467,765.83	0.00	N/A	04/01/24	--	2,467,765.83	0.00	04/01/24
71	695100316	MF	Clinton Township	MI	Actual/360	4.900%	10,461.15	4,664.56	0.00	N/A	07/06/24	--	2,479,272.92	2,474,608.36	04/06/24
72	883100279	SS	Las Vegas	NV	Actual/360	4.580%	9,530.29	2,416,470.18	0.00	N/A	04/06/24	--	2,416,470.18	0.00	04/06/24
74	883100278	SS	Dallas	TX	Actual/360	4.580%	8,849.56	2,243,865.28	0.00	N/A	04/06/24	--	2,243,865.28	0.00	04/06/24
75	695100313	RT	Chicago	IL	Actual/360	4.797%	8,513.79	4,598.31	0.00	N/A	07/06/24	--	2,061,075.88	2,056,477.57	04/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
76	695100314	SS	Anderson	SC	Actual/360	4.775%	8,130.00	4,425.73	0.00 N/A	07/06/24	--	1,977,232.54	1,972,806.81	04/06/24
Totals							2,941,190.92	82,136,368.63	0.00			746,539,858.23	664,403,489.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,775,893.00	17,111,759.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,606,857.82	6,760,497.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,986,933.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	4,154,867.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	826,629.00	0.00	--	--	11/13/23	23,928,686.23	2,409,799.95	82,950.68	462,887.05	690,207.82	0.00
8	2,788,826.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,453,923.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,881,445.29	1,615,963.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,151,890.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,368,833.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	3,144,864.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(1,017,625.00)	0.00	--	--	12/12/22	522,815.56	24,044.53	50,860.56	557,840.58	0.00	0.00
22	997,261.00	633,260.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,097,486.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,626,506.00	920,645.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	706,674.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,222,545.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,080,093.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,035,761.78	830,843.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	883,167.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,118,327.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,141,492.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	824,597.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,151,331.40	912,365.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	889,888.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	804,072.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	408,993.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	486,601.08	363,633.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	540,056.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	374,844.50	266,429.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	319,061.00	241,200.00	01/01/23	09/30/23	--	0.00	0.00	19,237.41	19,237.41	0.00	0.00
68	325,139.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	403,395.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	259,772.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
76	622,778.00	435,350.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	78,443,183.19	30,091,947.74				24,451,501.79	2,433,844.48	153,048.65	1,039,965.04	690,207.82	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	302360012	25,330,000.00	Payoff Prior to Maturity	0.00	0.00
35	302360035	8,199,919.23	Payoff Prior to Maturity	0.00	0.00
48	695100319	4,926,421.62	Payoff Prior to Maturity	0.00	0.00
Totals		38,456,340.85		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	2	45,511,658.48	0	0.00	1	13,520,057.74	0	0.00	0	0.00	3	38,456,340.85	4.571756%	4.535602%	5
03/15/24	0	0.00	0	0.00	2	45,562,576.24	0	0.00	1	13,520,057.74	0	0.00	0	0.00	1	9,534,698.05	4.575210%	4.541457%	6
02/16/24	0	0.00	0	0.00	2	45,621,508.45	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577907%	4.544438%	7
01/18/24	0	0.00	0	0.00	2	45,671,990.41	0	0.00	1	13,520,057.74	0	0.00	0	0.00	2	15,956,043.94	4.578013%	4.545581%	8
12/15/23	0	0.00	0	0.00	2	45,722,272.09	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577282%	4.544473%	9
11/17/23	0	0.00	0	0.00	2	45,776,482.35	0	0.00	1	13,520,057.74	0	0.00	0	0.00	0	0.00	4.577386%	4.544581%	10
10/17/23	0	0.00	0	0.00	2	45,826,349.49	0	0.00	1	13,520,057.74	0	0.00	0	0.00	1	5,031,726.92	4.577504%	4.544708%	11
09/15/23	0	0.00	0	0.00	2	45,880,160.12	0	0.00	2	13,520,057.74	0	0.00	0	0.00	2	42,675,613.34	4.577612%	4.544698%	12
08/17/23	0	0.00	1	13,520,057.74	2	34,680,955.86	0	0.00	2	15,791,455.40	0	0.00	1	9,027,500.00	0	0.00	4.566244%	4.534447%	13
07/17/23	1	13,520,057.74	0	0.00	2	34,734,948.12	0	0.00	2	15,796,188.05	0	0.00	0	0.00	0	0.00	4.564983%	4.532880%	14
06/16/23	0	0.00	0	0.00	2	34,793,193.74	0	0.00	2	15,801,208.71	0	0.00	0	0.00	0	0.00	4.565095%	4.532991%	15
05/17/23	0	0.00	0	0.00	2	34,846,738.63	0	0.00	2	15,805,900.57	0	0.00	1	979,942.26	0	0.00	4.565201%	4.533097%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	302360007	04/01/23	11	6	82,950.68	462,887.05	690,467.32	32,676,730.63	12/20/17	1
21	302360021	05/01/23	10	6	50,860.56	557,840.58	1,899,995.76	13,520,057.74	08/29/22	7			04/04/23
65	883100235	03/06/24	0	5	19,237.41	19,237.41	0.00	3,118,201.17	01/29/24	13
Totals					153,048.65	1,039,965.04	2,590,463.08	49,314,989.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		3,112,285	0	3,112,285		0
0 - 6 Months		637,149,489	591,637,831	31,991,601		13,520,058
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		24,141,716	24,141,716	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	664,403,490	618,891,831	0	0	31,991,601	13,520,058
Mar-24	746,539,858	700,977,282	0	0	32,042,519	13,520,058
Feb-24	757,661,895	712,040,386	0	0	32,101,451	13,520,058
Jan-24	759,082,773	713,410,783	0	0	32,151,933	13,520,058
Dec-23	784,919,731	739,197,459	0	0	32,202,214	13,520,058
Nov-23	786,474,718	740,698,236	0	0	32,256,425	13,520,058
Oct-23	787,837,689	742,011,340	0	0	32,306,292	13,520,058
Sep-23	794,527,279	748,647,119	0	0	32,360,102	13,520,058
Aug-23	872,685,848	824,484,834	0	0	32,409,558	15,791,455
Jul-23	883,244,095	834,989,089	0	0	32,458,818	15,796,188
Jun-23	884,855,523	836,542,272	0	0	32,512,043	15,801,209
May-23	886,373,801	838,007,005	0	0	32,560,896	15,805,901
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	302360007	31,991,600.74	32,676,730.63	12,000,000.00	09/26/23	826,629.00	0.38580	12/31/23	08/01/24	243
21	302360021	13,520,057.74	13,520,057.74	13,800,000.00	10/05/22	(1,020,684.00)	(2.24400)	12/31/23	08/01/24	I/O
65	883100235	3,112,284.61	3,118,201.17	4,900,000.00	03/24/14	239,118.75	1.38010	09/30/23	04/06/24	243
Totals		48,623,943.09	49,314,989.54	30,700,000.00		45,063.75

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	302360007	OF	TX	12/20/17	1
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

21	302360021	OF	MA	08/29/22	7

REO Title Date: April 4, 2023. Description of Collateral: The Property is a 146K SF Class-B office located in Quincy, approximately six miles south of Boston, MA. The Property was constructed in 1985, renovated in 2006/2010 and consists of a single building on a 2.20-acre site along with an adjacent three story parking facility that contains approximately 360 parking spaces. The Property is currently 7% occupied since their single-tenant at the time (State Street Bank) vacated in 3/21.

JLL las been appointed as PM/leasing agent. Deferred Maintenance/Repair Issues: No major DM outstanding. Leasing Summary: Marketing vacant spaces. Marketing Summary: Asset is currently under contract for sale after receiving offer prior to marketing for sale. Expected closing date is 5/23/24.
65	883100235	RT	NY	01/29/24	13

Imminent default as the loan matures on 4/6/24 and the Borrower has no options for payoff. The property is leased to a single tenant, Duane Reade. The lease has an expiration of 3/31/2024. Duane Reade vacated the space approximately two years ago but has been paying contractual rents under their lease. Due to the tenant going dark, the loan is cash managed with cash trap in place.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	883100266	09/15/23	74,320,620.55	203,000,000.00	0.00	0.00	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	42.75%
15	302211016	10/17/22	16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17	54.23%
31	695100324	08/17/22	8,869,874.87	8,200,000.00	8,072,353.28	1,764,450.60	8,072,353.28	6,307,902.68	2,561,972.19	0.00	526,180.70	2,035,791.49	20.25%
56	695100326	07/15/22	4,479,694.34	3,800,000.00	4,887,966.80	310,893.49	4,887,966.80	4,577,073.31	0.00	0.00	(10,968.16)	10,968.16	0.21%
73	695100325	09/15/23	2,271,397.66	2,000,000.00	1,196,932.16	773,739.65	1,196,932.16	423,192.51	1,848,205.15	(3,017.56)	47,695.68	1,800,509.47	66.68%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			106,860,099.55	224,500,000.00	22,038,578.42	4,658,700.96	22,038,578.42	17,379,877.46	47,320,427.70	(3,017.56)	562,908.22	46,757,519.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	883100266	09/15/23	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19
15	302211016	10/17/22	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17
31	695100324	11/17/23	0.00	0.00	2,035,791.49	0.00	0.00	(12,491.98)	0.00	0.00	2,035,791.49
		10/17/23	0.00	0.00	2,048,283.47	0.00	0.00	224.34	0.00	0.00
		04/17/23	0.00	0.00	2,048,059.13	0.00	0.00	75.00	0.00	0.00
		01/18/23	0.00	0.00	2,047,984.13	0.00	0.00	(515,291.36)	0.00	0.00
		11/18/22	0.00	0.00	2,563,275.49	0.00	0.00	481.00	0.00	0.00
		10/17/22	0.00	0.00	2,562,794.49	0.00	0.00	822.30	0.00	0.00
		08/17/22	0.00	0.00	2,561,972.19	0.00	0.00	2,561,972.19	0.00	0.00
56	695100326	10/17/22	0.00	0.00	10,968.16	0.00	0.00	341.76	0.00	0.00	11,309.92
		07/25/22	0.00	0.00	0.00	0.00	0.00	10,968.16	0.00	0.00
73	695100325	04/17/24	0.00	0.00	1,800,509.47	0.00	0.00	3,017.56	0.00	0.00	1,800,509.47
		12/15/23	0.00	0.00	1,797,491.91	0.00	0.00	(50,713.24)	0.00	0.00
		09/15/23	0.00	0.00	1,848,205.15	0.00	0.00	1,848,205.15	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	3,017.56	0.00	0.00	3,017.56
Cumulative Totals			0.00	0.00	46,757,519.48	0.00	0.00	46,757,861.24	0.00	0.00	46,757,861.24

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,898.04	0.00	0.00	94,794.49	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	2,047.75	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,898.04	0.00	0.00	96,842.24	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,740.28

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31